Loans and Allowance for Credit Losses (Recognized Interest Income on Nonaccrual Loans) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 16,627	¥ 12,801
Commercial | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	2,121	2,209
Commercial | Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	5,026	3,534
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	237	276
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	14	8
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	7,585	5,225
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 1,644	¥ 1,549